Financial assets and liabilities at fair value through profit or loss (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Financial Assets [Abstract]
Brazilian government securities	[1]	R$ 200,835,878	R$ 206,756,050
Bank debt securities	[1]	14,984,397	10,164,454
Corporate debt and marketable equity securities	[1]	13,391,018	9,303,942
Mutual funds	[1]	5,518,833	3,657,393
Brazilian sovereign bonds	[1]	47,308	659,603
Foreign governments securities	[1]	471,153	849,114
Derivative financial instruments	[1]	14,511,190	14,770,594
Total	[1]	R$ 249,759,777	R$ 246,161,150

[1]	In 2019 and 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.